Share capital (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2017 CAD / shares
Pre Arrangement [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price	CAD 0.43
Risk-free interest rate	1.01%
Dividend rate	0.00%
Expected life	5 years
Annualized volatility	70.00%
Post Arrangement [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price	CAD 0.55
Risk-free interest rate	1.01%
Dividend rate	0.00%
Expected life	5 years
Annualized volatility	72.00%